Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥)	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Assets
Trading derivative assets	¥ 16,529,000,000,000	¥ 10,534,000,000,000
Available-for-sale debt securities	43,241,446,000,000	45,798,442,000,000
Equity securities	4,970,762,000,000	5,422,200,000,000
Assets held for sale	1,794,976,000,000		¥ 10,193,119,000,000
Liabilities
Trading derivative liabilities	17,515,000,000,000	10,895,000,000,000
Liabilities held for sale	2,592,893,000,000		¥ 10,874,609,000,000
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	31,982,768,000,000	34,327,764,000,000
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	3,936,890,000,000	4,146,144,000,000
Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,029,278,000,000	2,631,343,000,000
Corporate bonds
Assets
Available-for-sale debt securities	1,054,033,000,000	1,090,148,000,000
Residential mortgage-backed securities
Assets
Available-for-sale debt securities	978,380,000,000	900,407,000,000
Asset-backed securities
Assets
Available-for-sale debt securities	1,896,754,000,000	1,588,420,000,000
Other debt securities
Assets
Available-for-sale debt securities	272,339,000,000	103,579,000,000
Commercial paper
Assets
Available-for-sale debt securities	91,004,000,000	1,010,637,000,000
Fair Value, Measurements, Recurring
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	31,192,447,000,000	31,967,627,000,000
Trading derivative assets	16,524,159,000,000	10,521,431,000,000
Available-for-sale debt securities	43,241,446,000,000	45,798,442,000,000
Equity securities	4,562,235,000,000	5,042,026,000,000
Other financial assets	1,316,754,000,000	1,477,532,000,000
Assets held for sale:
Total	100,359,130,000,000	98,098,401,000,000
Liabilities
Trading securities sold, not yet purchased	176,485,000,000	59,826,000,000
Trading derivative liabilities	17,627,139,000,000	10,959,220,000,000
Obligation to return securities received as collateral	6,751,744,000,000	6,826,215,000,000
Other financial liabilities	369,655,000,000	541,598,000,000
Liabilities held for sale	129,629,000,000	53,199,000,000
Liabilities held for sale:
Other	129,629,000,000	53,199,000,000
Total	25,054,652,000,000	18,440,058,000,000
Fair Value, Measurements, Recurring | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale	3,522,089,000,000	3,291,343,000,000
Assets held for sale:
Investment securities	3,401,195,000,000	3,188,257,000,000
Other	120,894,000,000	103,086,000,000
Fair Value, Measurements, Recurring | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	14,646,970,000,000	17,170,976,000,000
Trading derivative assets	215,676,000,000	201,860,000,000
Available-for-sale debt securities	30,609,047,000,000	32,672,696,000,000
Equity securities	4,360,147,000,000	4,834,102,000,000
Other financial assets	1,166,466,000,000	1,434,046,000,000
Assets held for sale:
Total	51,507,903,000,000	56,735,130,000,000
Liabilities
Trading securities sold, not yet purchased	167,804,000,000	57,371,000,000
Trading derivative liabilities	156,629,000,000	217,570,000,000
Obligation to return securities received as collateral	6,460,545,000,000	6,670,482,000,000
Other financial liabilities	0	0
Liabilities held for sale:
Other	176,000,000	852,000,000
Total	6,785,154,000,000	6,946,275,000,000
Fair Value, Measurements, Recurring | Level 1 | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale	509,597,000,000	421,450,000,000
Assets held for sale:
Investment securities	505,221,000,000	409,618,000,000
Other	4,376,000,000	11,832,000,000
Liabilities
Liabilities held for sale	176,000,000	852,000,000
Fair Value, Measurements, Recurring | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	15,320,546,000,000	13,998,654,000,000
Trading derivative assets	16,233,426,000,000	10,204,531,000,000
Available-for-sale debt securities	12,360,105,000,000	12,912,810,000,000
Equity securities	133,468,000,000	152,041,000,000
Other financial assets	54,127,000,000	38,574,000,000
Assets held for sale:
Total	47,028,863,000,000	40,097,982,000,000
Liabilities
Trading securities sold, not yet purchased	8,681,000,000	2,455,000,000
Trading derivative liabilities	17,420,335,000,000	10,697,699,000,000
Obligation to return securities received as collateral	217,604,000,000	155,733,000,000
Other financial liabilities	248,171,000,000	525,135,000,000
Liabilities held for sale	128,777,000,000	50,744,000,000
Liabilities held for sale:
Other	128,777,000,000	50,744,000,000
Total	18,023,568,000,000	11,431,766,000,000
Fair Value, Measurements, Recurring | Level 2 | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale	2,927,191,000,000	2,791,372,000,000
Assets held for sale:
Investment securities	2,832,178,000,000	2,713,377,000,000
Other	95,013,000,000	77,995,000,000
Fair Value, Measurements, Recurring | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,224,931,000,000	797,997,000,000
Trading derivative assets	75,057,000,000	115,040,000,000
Available-for-sale debt securities	272,294,000,000	212,936,000,000
Equity securities	68,620,000,000	55,883,000,000
Other financial assets	96,161,000,000	4,912,000,000
Assets held for sale:
Total	1,822,364,000,000	1,265,289,000,000
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	50,175,000,000	43,951,000,000
Obligation to return securities received as collateral	73,595,000,000	0
Other financial liabilities	121,484,000,000	16,463,000,000
Liabilities held for sale	676,000,000	1,603,000,000
Liabilities held for sale:
Other	676,000,000	1,603,000,000
Total	245,930,000,000	62,017,000,000
Fair Value, Measurements, Recurring | Level 3 | Disposal group, disposed of by sale, not discontinued operations
Assets
Assets held for sale	85,301,000,000	78,521,000,000
Assets held for sale:
Investment securities	63,796,000,000	65,262,000,000
Other	21,505,000,000	13,259,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities	31,982,768,000,000	34,327,764,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities	28,582,282,000,000	30,989,319,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities	3,400,486,000,000	3,338,445,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities	3,936,890,000,000	4,146,144,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities	3,936,890,000,000	4,146,144,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Foreign government and official institution bonds
Assets
Available-for-sale debt securities	3,029,278,000,000	2,631,343,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities	2,026,765,000,000	1,683,377,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities	1,002,513,000,000	936,076,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities	0	11,890,000,000
Fair Value, Measurements, Recurring | Corporate bonds
Assets
Available-for-sale debt securities	1,054,033,000,000	1,090,148,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Corporate bonds | Level 2
Assets
Available-for-sale debt securities	1,047,754,000,000	1,087,059,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 3
Assets
Available-for-sale debt securities	6,279,000,000	3,089,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets
Available-for-sale debt securities	978,380,000,000	900,407,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities	978,365,000,000	900,392,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities	15,000,000	15,000,000
Fair Value, Measurements, Recurring | Asset-backed securities
Assets
Available-for-sale debt securities	1,896,754,000,000	1,588,420,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities	1,714,336,000,000	1,464,041,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities	182,418,000,000	124,379,000,000
Fair Value, Measurements, Recurring | Other debt securities
Assets
Available-for-sale debt securities	272,339,000,000	103,579,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 2
Assets
Available-for-sale debt securities	188,757,000,000	30,016,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 3
Assets
Available-for-sale debt securities	83,582,000,000	73,563,000,000
Fair Value, Measurements, Recurring | Commercial paper
Assets
Available-for-sale debt securities	91,004,000,000	1,010,637,000,000
Fair Value, Measurements, Recurring | Commercial paper | Level 1
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Commercial paper | Level 2
Assets
Available-for-sale debt securities	91,004,000,000	1,010,637,000,000
Fair Value, Measurements, Recurring | Commercial paper | Level 3
Assets
Available-for-sale debt securities	0	0
Fair Value, Measurements, Recurring | Marketable equity securities
Assets
Equity securities	4,492,600,000,000	4,986,143,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 1
Assets
Equity securities	4,360,147,000,000	4,834,102,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 2
Assets
Equity securities	132,453,000,000	152,041,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities
Assets
Equity securities	69,635,000,000	55,883,000,000
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 2
Assets
Equity securities	1,015,000,000	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 3
Assets
Equity securities	68,620,000,000	55,883,000,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets
Trading derivative assets	7,163,964,000,000	5,444,683,000,000
Liabilities
Trading derivative liabilities	8,372,297,000,000	5,651,690,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 1
Assets
Trading derivative assets	131,421,000,000	121,584,000,000
Liabilities
Trading derivative liabilities	25,850,000,000	19,841,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 2
Assets
Trading derivative assets	7,017,623,000,000	5,268,790,000,000
Liabilities
Trading derivative liabilities	8,323,000,000,000	5,615,033,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 3
Assets
Trading derivative assets	14,920,000,000	54,309,000,000
Liabilities
Trading derivative liabilities	23,447,000,000	16,816,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets
Trading derivative assets	9,053,254,000,000	4,800,813,000,000
Liabilities
Trading derivative liabilities	8,924,426,000,000	4,907,168,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	2,822,000,000	2,514,000,000
Liabilities
Trading derivative liabilities	902,000,000	4,017,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	9,040,047,000,000	4,788,739,000,000
Liabilities
Trading derivative liabilities	8,920,538,000,000	4,901,054,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	10,385,000,000	9,560,000,000
Liabilities
Trading derivative liabilities	2,986,000,000	2,097,000,000
Fair Value, Measurements, Recurring | Equity contracts
Assets
Trading derivative assets	202,977,000,000	150,948,000,000
Liabilities
Trading derivative liabilities	207,306,000,000	277,077,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 1
Assets
Trading derivative assets	81,433,000,000	77,762,000,000
Liabilities
Trading derivative liabilities	129,877,000,000	193,712,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 2
Assets
Trading derivative assets	94,454,000,000	47,207,000,000
Liabilities
Trading derivative liabilities	72,175,000,000	80,806,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 3
Assets
Trading derivative assets	27,090,000,000	25,979,000,000
Liabilities
Trading derivative liabilities	5,254,000,000	2,559,000,000
Fair Value, Measurements, Recurring | Commodity contracts
Assets
Trading derivative assets	18,144,000,000	22,072,000,000
Liabilities
Trading derivative liabilities	18,161,000,000	22,029,000,000
Fair Value, Measurements, Recurring | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 2
Assets
Trading derivative assets	9,000,000	88,000,000
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 3
Assets
Trading derivative assets	18,135,000,000	21,984,000,000
Liabilities
Trading derivative liabilities	18,161,000,000	22,029,000,000
Fair Value, Measurements, Recurring | Credit derivatives
Assets
Trading derivative assets	85,163,000,000	102,515,000,000
Liabilities
Trading derivative liabilities	104,671,000,000	100,885,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Credit derivatives | Level 2
Assets
Trading derivative assets	81,293,000,000	99,707,000,000
Liabilities
Trading derivative liabilities	104,622,000,000	100,806,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 3
Assets
Trading derivative assets	3,870,000,000	2,808,000,000
Liabilities
Trading derivative liabilities	49,000,000	79,000,000
Fair Value, Measurements, Recurring | Other
Assets
Trading derivative assets	657,000,000	400,000,000
Liabilities
Trading derivative liabilities	278,000,000	371,000,000
Fair Value, Measurements, Recurring | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 2
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 3
Assets
Trading derivative assets	657,000,000	400,000,000
Liabilities
Trading derivative liabilities	278,000,000	371,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	7,980,939,000,000	8,271,741,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	7,642,083,000,000	7,927,707,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	338,856,000,000	344,034,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese national government and Japanese government agency bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	133,683,000,000	132,097,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	133,683,000,000	132,097,000,000
Fair Value, Measurements, Recurring | Debt securities | Japanese prefectural and municipal bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	6,518,388,000,000	8,079,219,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	5,946,406,000,000	7,606,345,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	570,711,000,000	471,163,000,000
Fair Value, Measurements, Recurring | Debt securities | Foreign government and official institution bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,271,000,000	1,711,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,632,928,000,000	2,668,750,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,697,000,000	3,198,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,630,231,000,000	2,664,869,000,000
Fair Value, Measurements, Recurring | Debt securities | Corporate bonds | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	683,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	6,697,130,000,000	6,792,386,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	6,697,130,000,000	6,792,386,000,000
Fair Value, Measurements, Recurring | Debt securities | Residential mortgage-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	13,296,000,000	7,402,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	13,296,000,000	7,402,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial mortgage-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,160,300,000,000	1,526,106,000,000
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,463,922,000,000	1,210,875,000,000
Fair Value, Measurements, Recurring | Debt securities | Asset-backed securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	696,378,000,000	315,231,000,000
Fair Value, Measurements, Recurring | Debt securities | Other debt securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	358,152,000,000	313,166,000,000
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Other debt securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	358,152,000,000	313,166,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,228,399,000,000	1,271,921,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,228,399,000,000	1,271,921,000,000
Fair Value, Measurements, Recurring | Debt securities | Commercial paper | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	0	0
Fair Value, Measurements, Recurring | Equity securities
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	2,469,232,000,000	2,904,839,000,000
Fair Value, Measurements, Recurring | Equity securities | NAV of private equity funds
Liabilities held for sale:
Investment securities valued at net asset value	218,043,000,000	179,278,000,000
Unfunded commitments	178,960,000,000	110,360,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 1
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,055,784,000,000	1,633,726,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 2
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	1,244,318,000,000	1,103,907,000,000
Fair Value, Measurements, Recurring | Equity securities | Level 3
Assets
Debt Securities, Trading, and Equity Securities, FV-NI	169,130,000,000	167,206,000,000
Fair Value, Measurements, Recurring | Real Estate Funds | Nonmarketable equity securities
Liabilities held for sale:
Investment securities valued at net asset value	31,224,000,000	30,142,000,000
Unfunded commitments	1,154,000,000	1,011,000,000
Fair Value, Measurements, Recurring | Private equity and other funds | Nonmarketable equity securities
Liabilities held for sale:
Investment securities valued at net asset value	41,327,000,000	39,462,000,000
Unfunded commitments	¥ 0	¥ 0